UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2005

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas     November 8, 2005
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $901,064 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106     710         63,500   SH        DEFINED    1, 2      63,500
AMR CORP                      NOTE 4.250% 9/2   001765BA3  40,082     49,850,000  PRN        DEFINED    1, 2  49,850,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  16,405     23,250,000  PRN        DEFINED    1, 2  23,250,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,822     29,075,000  PRN        DEFINED    1, 2  29,075,000
AMERICAN TOWER CORP           NOTE 3.250% 8/0   029912AK8  39,012     18,500,000  PRN        DEFINED    1, 2  18,500,000
AMGEN INC                     NOTE 3/0          031162AL4  41,208     52,500,000  PRN        DEFINED    1, 2  52,500,000
BEST BUY INC                  SDCV 2.250% 1/1   086516AF8  54,670     50,000,000  PRN        DEFINED    1, 2  50,000,000
BLOCKBUSTER INC               CL A              093679108  14,250      3,000,000   SH        DEFINED    1, 2   3,000,000
CALPINE CORP                  COM               131347106  39,970     15,432,500   SH        DEFINED    1, 2  15,432,500
CENTILLIUM COMMUNICATIONS IN  COM               152319109      59         15,700   SH        DEFINED    1, 2      15,700
CHESAPEAKE ENERGY CORP        COM               165167107   1,622         42,400   SH        DEFINED    1, 2      42,400
COMSYS IT PARTNERS INC        COM               20581E104  12,373      1,013,372   SH        DEFINED    1, 2   1,013,372
CONEXANT SYSTEMS INC          COM               207142100   1,790      1,000,000   SH        DEFINED    1, 2   1,000,000
CONSECO INC                   COM NEW           208464883     528         25,000   SH        DEFINED    1, 2      25,000
DELPHI CORP                   COM               247126105   6,900      2,500,000   SH        DEFINED    1, 2   2,500,000
DELTA AIR LINES INC DEL       COM               247361108   1,076      1,434,200   SH        DEFINED    1, 2   1,434,200
EL PASO ENERGY CAP TR I       PFD CV TR SECS    283678209     202          5,000  PRN        DEFINED    1, 2       5,000
EXIDE TECHNOLOGIES            *W EXP 99/99/999  302051123       8         14,703   SH        DEFINED    1, 2      14,703
FREEPORT-MCMORAN COPPER & GO  CL B              35671D857     340          7,000   SH        DEFINED    1, 2       7,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717 102,247      5,207,400  PRN        DEFINED    1, 2   5,207,400
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3  93,781     50,000,000  PRN        DEFINED    1, 2  50,000,000
HAYES LEMMERZ INTL INC        COM NEW           420781304  15,858      3,539,734   SH        DEFINED    1, 2   3,539,734
HEALTH MGMT ASSOC INC NEW     NOTE 1/2          421933AG7  26,418     30,000,000  PRN        DEFINED    1, 2  30,000,000
ITC DELTACOM INC              COM PAR 0.01      45031T872     880        409,128   SH        DEFINED    1, 2     409,128
I2 TECHNOLOGIES INC           COM NEW           465754208  59,922      3,214,677   SH        DEFINED    1, 2   3,214,677
JETBLUE AWYS CORP             COM               477143101   1,450         82,400   SH        DEFINED    1, 2      82,400
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6   5,377      7,500,000  PRN        DEFINED    1, 2   7,500,000
LEVEL 3 COMMUNICATIONS INC    COM               52729N100   5,421      2,336,500   SH        DEFINED    1, 2   2,336,500
METHANEX CORP                 COM               59151K108   1,301         87,500   SH        DEFINED    1, 2      87,500
NATIONAL R V HLDGS INC        COM               637277104   1,837        349,900   SH        DEFINED    1, 2     349,900
NORTHWEST AIRLS CORP          CL A              667280101   1,164      1,750,000   SH        DEFINED    1, 2   1,750,000
OMNICOM GROUP INC             NOTE 7/3          681919AM8  48,375     50,000,000  PRN        DEFINED    1, 2  50,000,000
PXRE GROUP LTD                COM               G73018106     252         18,700   SH        DEFINED    1, 2      18,700
RES-CARE INC                  COM               760943100  17,561      1,141,074   SH        DEFINED    1, 2   1,141,074
ROYAL CARIBBEAN CRUISES LTD   NOTE 2/0          780153AK8 103,649    200,482,000  PRN        DEFINED    1, 2 200,482,000
ROYAL CARIBBEAN CRUISES LTD   NOTE 5/1          780153AM4  69,845    103,200,000  PRN        DEFINED    1, 2 103,200,000
SUPERVALU INC                 NOTE 11/0         868536AP8   1,231      3,750,000  PRN        DEFINED    1, 2   3,750,000
TENET HEALTHCARE CORP         COM               88033G100     112         10,000   SH        DEFINED    1, 2      10,000
TESORO CORP                   COM               881609101     672         10,000   SH        DEFINED    1, 2      10,000
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106   1,881         64,100   SH        DEFINED    1, 2      64,100
UNIVERSAL HLTH SVCS INC       DBCV 0.426% 6/2   913903AL4  41,803     72,700,000  PRN        DEFINED    1, 2  72,700,000